Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ACTIVESHARES® ETF TRUST
SUPPLEMENT DATED NOVEMBER 14, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”),
EACH DATED JULY 29, 2022
OF CLEARBRIDGE FOCUS VALUE ESG ETF

Effective December 16, 2022, the name of ActiveShares® ETF Trust will be changed to Legg Mason ETF Investment Trust II, and as of such date all references to “ActiveShares® ETF Trust” are removed and replaced with “Legg Mason ETF Investment Trust II.”

CLEARBRIDGE FOCUS VALUE ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ACTIVESHARES® ETF TRUST
SUPPLEMENT DATED NOVEMBER 14, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”),
EACH DATED JULY 29, 2022
OF CLEARBRIDGE FOCUS VALUE ESG ETF

Effective December 16, 2022, the name of ActiveShares® ETF Trust will be changed to Legg Mason ETF Investment Trust II, and as of such date all references to “ActiveShares® ETF Trust” are removed and replaced with “Legg Mason ETF Investment Trust II.”